Acquisition - Summary of Goodwill arising from Acquisition (Detail) - ConocoPhillips Company and Certain of its Subsidiaries [Member] $ in Millions	May 17, 2017 CAD ($)
Disclosure Of Business Combinations [Line Items]
Total Purchase Consideration	$ 17,945
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	12,347
Fair Value of Identifiable Net Assets	(28,262)
Goodwill	$ 2,030